30. Financial expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Expenses Details Abstract
Financial expenses, net	R$ (951,439)	R$ (1,009,653)	R$ (1,156,485)
Interest on borrowing and financing	(96,682)	(211,108)	(199,077)
Interest paid to suppliers	(10,906)	(998)	(21,474)
Interest on taxes and fees	(15,409)	(5,712)	(28,944)
Swap interest	(32,424)	(85,362)	(230,642)
Interest on leasing	(266,328)	(257,305)	(246,280)
Monetary adjustments	(340,175)	(278,272)	(269,031)
Discounts granted	(38,858)	(52,683)	(61,082)
Other expenses	R$ (150,657)	R$ (118,213)	R$ (99,955)